EMPLOYEE BENEFIT (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019
EMPLOYEE BENEFIT
Amount of employee benefits	¥ 25.8	¥ 76.1	¥ 32.4	¥ 169.8